LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2019
LONG TERM BANK LOANS
Schedule of Long-term Debt

		Interest
		Rate	December 31,
	Bank Name	per Annum	$2019	$2018
Due on August 28, 2022,	Anhui Commercial Bank ("ACB") Hui Tong Branch	8.80%	$6,097,453	$—
Due on August 30, 2019, collateral by the Company's LUR,subsequently repaid on due date	ACB Hui Tong ranch	8.00%		7,269,027
Less: current portion			—	7,269,027
Long term bank loans, net			$6,097,453	$—